SECURED PROMISSORY NOTE (Details Narrative) - USD ($)	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Dec. 30, 2022	Nov. 30, 2022	Sep. 02, 2022	Mar. 31, 2023	Dec. 20, 2022	Oct. 13, 2022
Principal amount						$ 200,000			$ 25,000
Debt instrument term						1 year
Debt maturity date						Sep. 02, 2023
Debt interest rate						12.00%		12.00%	7.50%
Payment of interest			$ 6,000		$ 6,000
Interest Receivable							$ 8,000
Repayments of Notes Payable				$ 200,000
Forecast [Member]
Payment of interest	$ 6,000	$ 6,000